Business Combination (Details) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 07, 2021 USD ($) vote $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Oct. 05, 2020 USD ($) shares	Jan. 31, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 09, 2021 $ / shares	Jan. 08, 2021 shares	Apr. 21, 2020 $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2016 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value, (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Common stock, shares, outstanding (in shares)							89,206,266	88,279,119				87,362,592
Common stock exchange ratio	206.81%			206.81%			206.81%
Class of warrant or right, number of securities called by warrants or rights (in shares)													122,052	139,629
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.10				$ 3.45	$ 2.61
Proceeds from issuance of common stock | $					$ 5,547	$ 954	$ 1,748	$ 601
Warrants outstanding (in shares)	38,533,271									38,533,271
Preferred stock, shares authorized (in shares)							155,387,025	155,387,025
Preferred stock par value, (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)							139,444,346	139,444,346
Preferred stock, shares outstanding (in shares)							139,444,346	139,444,346
SCH and Merger Sub | Merger Agreement
Business Acquisition [Line Items]
Business combination, net increase in cash | $	$ 670,000
Business combination, transaction costs | $	61,000
Board of Directors
Business Acquisition [Line Items]
Preferred stock, shares authorized (in shares)					25,000,000
Preferred stock par value, (in dollars per share) | $ / shares					$ 0.0001
Preferred stock, shares issued (in shares)					0
Preferred stock, shares outstanding (in shares)					0
PIPE Investment
Business Acquisition [Line Items]
Business combination, proceeds from private placement | $	400,000
IPO
Business Acquisition [Line Items]
Business combination, deferred underwriter fees | $	$ 29,000
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares)					0
Private Placement Warrant and Public Warrant
Business Acquisition [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Common Class A
Business Acquisition [Line Items]
Common stock, par value, (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Common stock, shares, outstanding (in shares)	143,475,108				278,308,964		0
Common Class A | PIPE Investment
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			40,000,000
Proceeds from issuance of common stock | $			$ 400,000
Common Class A | Private Placement Warrant
Business Acquisition [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	10,933,333
Common Class A | Public Warrants
Business Acquisition [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	27,599,938
Common Class A | Clover Health Investments Corp
Business Acquisition [Line Items]
Common stock, voting rights	one vote
Common Class A | SCH Sponsor III LLC
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			15,200,000
Common Class B
Business Acquisition [Line Items]
Common stock, par value, (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001		$ 0.0001
Common stock, voting rights per share | vote	10
Cash consideration received from business combination | $	$ 499,800
Common stock, shares, outstanding (in shares)	260,965,701				142,318,711		89,206,266
Share price (in dollars per share) | $ / shares	$ 10.00
Common stock exchange ratio	206.81%			206.81%
Pro rata adjustments, percentage	32.30%
Common Class A and Class B
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)										404,440,809
SCH class B ordinary shares converted to Clover class A common Stock | Social Capital Hedosophia Holdings Corp III
Business Acquisition [Line Items]
Common stock, par value, (in dollars per share) | $ / shares											$ 0.0001
Common stock. conversion basis	one-for-one
SCH class A ordinary shares converted to Clover class A common Stock | Social Capital Hedosophia Holdings Corp III
Business Acquisition [Line Items]
Common stock, par value, (in dollars per share) | $ / shares											$ 0.0001
Common stock. conversion basis	one-for-one
Shares redeemed for cash		24,892
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Cash paid for redemption of common stock | $		$ 200
Redemption price (in dollars per share) | $ / shares		$ 10.00
Cash held-in-trust account | $		$ 827,900
Balance to pay on merger consideration | $		$ 499,800